Document and Entity Information	Dec. 31, 2022
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Entity Registrant Name	Conifer Holdings Inc.
Entity Central Index Key	0001502292
Document Period End Date	Dec. 31, 2022
Entity Emerging Growth Company	false
Entity File Number	001-37536
Entity Incorporation, State or Country Code	MI
Entity Tax Identification Number	27-1298795
Entity Address, Address Line One	550 West Merrill Street
Entity Address, Address Line Two	Suite 200
Entity Address, City or Town	Birmingham
Entity Address, State or Province	MI
Entity Address, Postal Zip Code	48009
City Area Code	248
Local Phone Number	559-0840
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of each class	Common Stock, no par value
Trading Symbol(s)	CNFR
Name of each exchange on which registered	NASDAQ